Stock-Based Compensation - Summary of Stock-Based Compensation Expense (Details) - A Place For Rover INC - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation expense	$ 1,147	$ 894	$ 2,148	$ 2,479	$ 5,541	$ 4,067	$ 6,682
Operations and Support
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation expense	48	41	101	161	299	277	206
Marketing
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation expense	99	51	167	225	397	301	181
Product Development
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation expense	399	273	694	949	1,873	1,486	2,391
General and Administrative
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation expense	$ 601	$ 529	$ 1,186	$ 1,144	$ 2,972	$ 2,003	$ 3,904